Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

401(k) Plan

We sponsor a 401(k) defined contribution plan covering all eligible U.S. employees. Both Company and employee contributions to the 401(k) plan are discretionary. For the three months ended June 30, 2026 and 2025, we recorded a nominal amount of expense related to the 401(k) plan, which is included in compensation and benefits in the accompanying statements of operations. For the six months ended June 30, 2026 and 2025, we recorded $0.1 million and $0.1 million of expense related to the 401(k) plan, which is included in compensation and benefits in the accompanying statements of operations.

Litigation

In connection with the chapter 11 bankruptcy proceeding of Prime Core Technologies, Inc. (“Prime Core”), on August 14, 2025, the Company was named as a defendant in a proceeding pending in the United States Bankruptcy Court for the District of Delaware (PCT Litigation Trust v. Fold Holdings, Inc., Adv. Pro. No. 25-52024 (JKS)), pursuant to which the litigation trust for Prime Core (“PCT Litigation Trust”) sought avoidance and recovery of alleged preferential transfers.

On June 30, 2026, the Company entered into a settlement agreement with the PCT Litigation Trust, without any admission of liability by the Company. Under the terms of the settlement, the Company agreed to pay 23.5 bitcoin in full and final satisfaction of the claims asserted, with payment due within 30 days of the agreement’s effective date. The PCT Litigation Trust agreed to dismiss its proceeding against us with prejudice upon receipt of payment, and the parties provided each other with mutual releases. As of June 30, 2026, the Company recorded an accrued liability of approximately $1.4 million, representing the U.S. dollar value of the settlement payment based on the closing price of bitcoin as of the agreement’s execution date, consistent with the valuation methodology specified in the settlement agreement. Subsequent to June 30, 2026, on July 6, 2026, the Company remitted 23.5 bitcoin to the PCT Litigation Trust in satisfaction of the accrued liability described above.

From time to time, the Company may be subject to, or pursue, other claims, inquiries, or legal proceedings arising in the ordinary course of business. While the outcome of any future matter is inherently uncertain, we do not currently expect that any such matters, if they were to arise, would have a material adverse effect on our condensed consolidated financial position, liquidity, capital resources, or results of operations.

13. COMMITMENTS AND CONTINGENCIES

401(k) Plan

We sponsor a 401(k) defined contribution plan covering all eligible U.S. employees. Both Company and employee contributions to the 401(k) plan are discretionary. For the years ended December 31, 2025 and 2024, we recorded $0.1 million and $0.1 million of expense related to the 401(k) plan, respectively, which is included in compensation and benefits in the accompanying statements of operations.

June 2025 Amended Investor Note

The June 2025 Amended Investor Note contained a provision akin to a time-value make-whole provision wherein the investor was to receive a special interest payment of $10.0 million, payable at maturity or conversion of the note, less any prior interest payments made to the investor before that date. We have estimated the additional minimum liability was to be $2.4 million at maturity. We have recorded an additional $0.7 million of accrued interest as of December 31, 2025, which was to continue to accrue ratably over the next three years to maturity to reflect the special interest.

Litigation

In connection with the chapter 11 bankruptcy proceeding of Prime Core Technologies, Inc. (“Prime Core”), on August 14, 2025, the Company was named as a defendant in a proceeding pending in the United States Bankruptcy Court for the District of Delaware (PCT Litigation Trust v. Fold Holdings, Inc., Adv. Pro. No. 25-52024 (JKS)), pursuant to which the litigation trust for Prime Core (“PCT Litigation Trust”) seeks avoidance and recovery of alleged preferential transfers. While the outcome of this proceeding cannot be predicted with certainty, the Company does not presently expect this matter to have a material adverse effect on its financial position, liquidity, capital resources, or annual results of operations.

From time to time, the Company may be subject to other claims, inquiries, or legal proceedings arising in the ordinary course of business. While the outcome of any future matter is inherently uncertain, we do not currently expect that any such matters, if they were to arise, would have a material adverse effect on our financial position, liquidity, capital resources, or annual results of operations.